INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

The components of income tax expense for the year ended December 31, 2024 and the period from August 8, 2023 (inception) through December 31, 2023 are as follows:

	For the Year Ended December 31, 2024	For the Period from August 8, 2023 (inception) through December 31, 2023
Deferred provision
Federal	$(96,411)	$(8,267)
State	—	—
Total deferred provision	(96,411)	(8,267)
Change in valuation allowance	96,411	8,267
Total provision for income taxes	$—	$—

SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

The reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate for the year ended December 31, 2024 and the period from August 8, 2023 (inception) through December 31, 2023 is as follows:

	For the Year Ended December 31, 2024	For the Period from August 8, 2023 (inception) through December 31, 2023
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal	—%	—%
Change in valuation allowance	(7.0)%	(20.9)%
Proposed direct listing costs	(14.0)%	—%
Other permanent differences	—%	(0.1)%
Effective tax rate	—%	—%

SCHEDULE OF DEFERRED TAX ASSETS

Significant components of the Company’s deferred tax assets as of December 31, 2024 and 2023 are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Start-up costs	$85,880	$8,127
Net operating loss carryforwards	17,140	84
Deferred related party interest expense	1,658	56
Total gross deferred tax assets	104,678	8,267
Less: valuation allowance	(104,678)	(8,267)
Deferred tax assets, net of allowance	$—	$—